Equity (Q1)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Equity [Abstract]
Equity
Note 9 – Equity

Preferred Stock

At the Annual Meeting of Stockholders of the Company on June 30, 2015, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation to authorize a class of preferred stock, consisting of 20,000,000 authorized shares, which may be issued in one or more series, with such rights, preferences, privileges and restrictions as shall be fixed by the Company’s board of directors.  No shares of preferred stock have been issued or outstanding since approved by the stockholders.

Common Stock

On July 12, 2018, the Company issued 2,862 shares of common stock to ILL-Sino Development Inc. (“ILL-Sino”), the Company’s business development advisor, pursuant to the term of the consulting agreement, as amended on July 1, 2018, between the Company and ILL-Sino.   The shares are fully vested and non-forfeitable at the time of issuance.  The fair value of the common stock was $24.64 per share on the date of issuance, and the Company recorded approximately $71,000 of expense for the quarter ended September 30, 2018 relating to the issuance of these shares.

Stock-Based Compensation

As of September 30, 2019, the Company has outstanding stock option granted under the Company’s 2015 Long Term Incentive Plan (the “2015 Incentive Plan”) and Amended and Restated 2005 Incentive Plan (the “2005 Incentive Plan”), under which the Company’s stockholders have authorized a total of 328,125 shares of common stock for awards under the 2015 and 2005 Incentive Plan.  The 2005 Incentive Plan expired as of November 7, 2015 and no future awards will be made thereunder.  As of September 30, 2019, there were 41,880 shares authorized for future issuance pursuant to the 2015 Incentive Plan.  Under the 2015 Incentive Plan, the Company may grant incentive and non-qualified stock options, stock appreciation rights, restricted stock units and other stock-based awards to officers, directors, employees and non-employees.  Stock option awards generally vest ratably over a one to four year period and expire ten years after the date of grant.

There were no unvested restricted stock outstanding for the three months ended September 30, 2019 and the year ended June 30, 2019.

Stock option activity during the three months ended September 30, 2019 was as follows:

Number of Underlying Stock Options

Outstanding at June 30, 2019	166,477
Granted	—
Exercised	—
Forfeited	(14,784)
Outstanding at September 30, 2019	151,693
Exercisable at September 30, 2019	151,343

Stock warrants activity during the three months ended September 30, 2019 were as follows:

Number of Underlying Warrants

Outstanding at June 30, 2019	212,638
Granted	—
Exercised	—
Forfeited	—
Outstanding at September 30, 2019	212,638
Exercisable at September 30, 2019	212,638

The Company recognizes the stock-based expense related to the 2015 Incentive Plan awards and warrants over the requisite service period. The following table presents stock based compensation expense attributable to stock option awards issued under the 2015 Incentive Plan and attributable to warrants and common stock issued to consulting firms as compensation (in thousands):

	Three Months Ended September 30,
	2019	2018

Incentive Plans	$1	$143
Common stock	—	71
Total stock-based expense	$1	$214

Note 14 — Equity

Preferred Stock

At the Annual Meeting of Stockholders of the Company on June 30, 2015, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation to authorize a class of preferred stock, consisting of 20,000,000 authorized shares, which may be issued in one or more series, with such rights, preferences, privileges and restrictions as shall be fixed by the Company’s board of directors.  No shares of preferred stock have been issued or outstanding since approved by the stockholders.

Common Stock

On July 12, 2018, we issued 2,862 shares of common stock to ILL-Sino Development Inc. (“ILL-Sino”), the Company’s business development advisor, pursuant to the term of the consulting agreement, as amended on July 1, 2018, between the Company and ILL-Sino. The shares are fully vested and non-forfeitable at the time of issuance. The fair value of the common stock was $24.64 per share on the date of issuance, and the Company recorded approximately $71,000 of expense for the year ended June 30, 2019 relating to the issuance of these shares.

On November 10, 2017, we issued 2,131 shares of common stock to Market Development Consulting Group, Inc. (“MDC”), our investor relations advisor, pursuant to the term of the consulting agreement, as amended on October 28, 2016.  The shares were fully vested and non-forfeitable at the time of issuance.  The fair value of the common stock was $28.16 per share, and we recorded $60,000 of expense for the year ended June 30, 2018 related to issuance of these shares.

On May 13, 2016, we entered into an At The Market Offering Agreement (the “Offering Agreement”) with T.R. Winston & Company (“T.R. Winston”) to sell, from time to time, shares of our common stock having an aggregate sales price of up to $20.0 million through an “at the marketing offering” program under which T.R. Winston would act as sales agent, which we refer to as the ATM Offering.  The shares that may be sold under the Offering Agreement, if any, would be issued and sold pursuant to the Company’s $75.0 million universal shelf registration statement on Form S-3 that was declared effective by the Securities and Exchange Commission on April 21, 2016.  We had no obligation to sell any of our common stock under the Offering Agreement.  The Offering Agreement expired in April 2018.

Stock-Based Awards

As of June 30, 2019, the Company has outstanding stock option and restricted stock awards granted under the Company’s 2015 Long Term Incentive Plan (the “2015 Incentive Plan”) and Amended and Restated 2005 Incentive Plan (the “2005 Incentive Plan”), under which the Company’s stockholders have authorized a total of 328,125 shares of common stock for awards under the 2015 and 2005 Incentive Plan.  The 2005 Incentive Plan expired as of November 7, 2015 and no future awards will be made thereunder.  As of June 30, 2019, there were approximately 31,409 shares authorized for future issuance pursuant to the 2015 Incentive Plan.  Under the 2015 Incentive Plan, we may grant incentive and non-qualified stock options, stock appreciation rights, restricted stock units and other stock-based awards to officers, directors, employees and non-employees.  Stock option awards generally vest ratably over a one to four-year period and expire ten years after the date of grant.

On April 9, 2018 and 2019, the Company authorized the issuance of 2,141 and 13,587 shares of restricted stock respectively under the 2015 Incentive Plan to Mr. Francis Lau according to the term of the Consulting Service Agreement dated April 9, 2018 between the Company and Mr. Francis Lau. The fair value of the restricted stock was approximately $ 50,000 based on the market value as of the date of the awards for both the year ended June 30, 2019 and 2018.

Restricted stock activity during the two years ended June 30, 2019 and 2018 was as follows:

Restricted stock outstanding June 30, 2019

Unvested shares outstanding at June 30, 2017	3,810
Granted	3,842
Vested	(6,422)
Forfeited	—
Unvested shares outstanding at June 30, 2018	1,230
Granted	13,587
Vested	(14,817)
Forfeited	—
Unvested shares outstanding at June 30, 2019	—
Assumptions

There were no stock options granted during the year ended June 30, 2019, the fair values for the stock options granted during the year ended June 30, 2018 were estimated at the date of grant using a Black-Scholes-Morton option-pricing model with the following weighted-average assumptions.

June 30, 2018
Risk-free rate of return	2.60%
Expected life of award	5.0 years
Expected dividend yield	0.00%
Expected volatility of stock	86%
Weighted-average grant date fair value	$18.72

The expected volatility of stock assumption was derived by referring to changes in the historical volatility of the Company.  We used the “simplified” method for “plain vanilla” options to estimate the expected term of options granted during the year ended June 30, 2018.

Stock option activity during the two years ended June 30, 2019 and 2018 were as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding at June 30, 2017	182,717	$64.40	5.5	$0.10
Granted	42,881	27.28
Exercised	—	—
Cancelled/forfeited	(10,546)	66.64
Outstanding at June 30, 2018	215,052	56.91	5.4	$0.02
Granted	—	—
Exercised	—	—
Cancelled/forfeited	(48,575)	43.84
Outstanding at June 30, 2019	166,477	60.73	4.5	$0.00
Exercisable at June 30, 2019	166,127	60.73	4.5	$0.00

As discussed in Note 6, on October 24, 2017, in connection with the issuance of the Debentures, the Company issued warrants to purchase 125,000 shares of common stock at exercise price of $32.00 per share to the investors and issued to the Placement Agent, for the Debenture offering, warrants to purchase 8,750 shares of common stock at exercise price of $32.00 per share.

On October 31, 2018 and November 1, 2017, the Company issued a warrant to Market Development Group, Inc. (“MDC”), the Company’s investor relations advisor, to acquire 12,500 and 6,250 shares of the Company’s common stock respectively at an exercise price of $10.4 and $28.16 per share respectively according to the terms of the consulting agreement, as amended on October 31, 2018 and October 28, 2016 respectively, between the Company and MDC. The fair value of each warrant was estimated to be approximately $0.1 million and 0.2 million respectively at the issuance.  On January 31, 2019, the Company terminated the consulting agreement between the Company and MDC, which resulted in 9,375 shares of warrants issued in 2018 being cancelled accordingly.

The fair values of the warrants issued to MDC were estimated using a Black-Scholes-Morton option-pricing, and the following weighted-average assumptions for the years ended June 30, 2019 and 2018:

	Year Ended June 30,
	2019	2018
Risk-free rate of return	3.15%	2.37%
Expected life of award	10 years	10 years
Expected dividend yield	0.00%	0.00%
Expected volatility of stock	94%	98%
Weighted-average grant date fair value	$8.96	$24.48

Stock warrants activity during the two years ended June 30, 2019 and 2018 were as follows:

	Number of Stock Warrants	Weighted Average Exercise Price
Outstanding at June 30, 2017	161,180	$110.72
Granted	140,000	31.84
Exercised	—	—
Cancelled/forfeited	(91,667)	130.08
Outstanding at June 30, 2018	209,513	49.44
Granted	12,500	10.40
Exercised	—	—
Cancelled/forfeited	(9,375)	10.40
Outstanding at June 30, 2019	212,638	48.86
Exercisable at June 30, 2019	212,638	48.86

The Company recognizes the stock-based expense related to the Incentive Plans awards and warrants over the requisite service period. The following table presents stock- based expense attributable to stock option awards issued under the Incentive Plans and attributable to warrants and common stocks issued to consulting firms (in thousands):

	Year Ended June 30,
	2019	2018
Incentive Plans	$273	$1,045
Common Stock and Warrants	98	213
Total stock-based compensation expense	$371	$1,258

In January 2018, the Company granted additional stock options exercisable for 47,133 shares to employees in connection with salary reduction agreements for a six months period of January to June 2018.  The fair value of these options was approximately $92,000 at the date of grant.  These options and restricted shares vest ratably over the six-month service period.

As of June 30, 2019, approximately $4,000 of estimated expense with respect to non-vested stock option and restricted shares awards have yet to be recognized and will be recognized in expense over the remaining weighted average period of approximately 17.3 months.